Summary of Deposits and Withdrawals Made by Related Parties (Detail) (Deposits and Withdrawals $120000 or More, USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Related Party Transaction [Line Items]
Deposits	$ 1,650,000	$ 1,179,540	$ 2,336,016	$ 1,909,500
Withdrawals	132,172	581,315	1,190,294	357,378
Daniel Ciporin - Director
Related Party Transaction [Line Items]
Deposits	500,000	500,000	600,000	209,500
Withdrawals	62,855	129,698	128,288	158,113
John J. Mack - Director
Related Party Transaction [Line Items]
Deposits	950,000	529,540	405,118	1,700,000
Withdrawals	69,317	451,617	617,779	199,265
Jeffrey Crowe - Director
Related Party Transaction [Line Items]
Deposits		150,000	800,000
Withdrawals			444,227
Larry Summers - Director
Related Party Transaction [Line Items]
Deposits	$ 200,000		$ 530,898